(212) 701-3380

November 29, 2006

Re:	Metaldyne Corporation Schedule 13E-3 filed on October 5, 2006 File No. 5-35355
Metaldyne Corporation Schedule 14A and 14C Information Statement/Proxy Statement filed on October 5, 2006 File No. 1-12086

Dear Mr. Pressman:

        On behalf of Metaldyne Corporation ("Metaldyne" or the "Company") and the additional filers listed on the cover of the amended Schedule 13E-3 (as defined below), the Company files herewith, via EDGAR, Amendment No. 1 to its Schedule 13E-3 transaction statement (the "Schedule 13E-3") and Amendment No. 1 to its Information Statement/Proxy Statement on Schedules 14A and 14C (the "Statement"), in each case filed with the Commission on October 5, 2006. These amendments reflect the Company's responses to the Staff's comments contained in its letter dated November 3, 2006 relating to the Schedule 13E-3 and the Statement. Four unmarked copies of the Schedule 13E-3 and the Statement and copies that are marked to show changes from the versions previously filed with the Commission, along with three copies of this letter will be hand delivered to you, for the Staff's convenience.

        In reviewing this filing, please note that, as described in the Company's Current Report on Form 8-K filed on November 28, 2006 and in the Statement, the financial terms of the original Merger Agreement between Metaldyne and Asahi Tec Corporation ("Asahi Tec") have been revised. The Company delayed its response to the Staff's comments to incorporate this development. We wish to call to your attention disclosure by Metaldyne in the November 28th Form 8-K, as well as within the Statement, to the effect that if the Merger is unable to close by January 15, 2007, Asahi Tec will be required to call another shareholders meeting under applicable Japanese law (i.e., its current shareholder approval would expire), which would require a new eight to 10 week notice period. This could materially and adversely affect the prospects for closing under the Merger Agreement because the scheduled expiration date under the Merger Agreement is March 15, 2006 and because it increases the risk of adverse intervening events occurring. This risk is real as such events contributed to the need to revise the financial terms of the Merger, as discussed in the Statement. To accommodate these timing considerations, Metaldyne needs to mail the Statement to stockholders not later than December 22, 2006.

        Metaldyne believes that this transaction is in the best interests of the Company and its stockholders and that the Merger is an essential transaction at this time to address the difficult conditions within the automotive industry that it faces and which contributed to the need to renegotiate the terms of the Merger Agreement. Accordingly, we wish to work with the Staff to expedite its review as quickly as practicable. To this end, we are available at your convenience to discuss any of the Staff's comments or questions or the Company's responses. Thank you in advance for your consideration.

        Set forth below are the Staff's comments contained in your letter and immediately below each comment is the Company's response. Unless otherwise noted, all page references are to the Schedule 13E-3 and the Statement, as amended.

General

  1.
  It appears that several persons should have promptly filed an amended or initial Schedule 13D when they determined to engage in the transaction, and possibly as early as when they formed the intent to enter into a transaction that would take the company private.

    Refer to Rule 13d-2(a). Please advise us why the parties have failed to amend their Schedules 13D in connection with the going private transaction. In addition, ensure that they file their amended Schedules 13D immediately and disclose, at a minimum, the change to the information presented pursuant to Item 4 of Schedule 13D. Finally, please explain why the signing of the stockholder group did not constitute the formation of a group for purposes of Rule 13d-5(b).

        Response:    We forwarded this comment to the three persons who own over five percent of the Company's outstanding common stock and we understand that each such person has now filed an amendment to their Schedule 13D.

        We have been informed that, in each case, the failure to file an amended Schedule 13D was inadvertent. However, we do wish to note that the Company has filed Current Reports on Form 8-K providing detailed information about the transaction, the persons other than the Company who are involved in the transaction and related matters on September 7, September 15, October 4, October 17, October 19, 2006, November 16, 2006 and November 28, 2006. We also note that, while the Company's Common Stock is registered pursuant to the Securities Exchange Act of 1934 as a result of the number of holders of the Common Stock, that there has been no public market for the Company's Common Stock since 2000.

        Regarding the signing by the principal company stockholders of the Asahi Tec Stock Purchase Agreement and Asahi Tec Shareholders Agreement, this documentation related to a commitment by such holders to reinvest cash proceeds from the Merger, if consummated, in shares of common stock of Asahi Tec. This involvement did not, in our view, result in the creation of a stockholder group for purposes of Rule 13d-5(b) since neither the Stock Purchase Agreement nor the Asahi Tec Shareholders Agreement is an agreement relating to the Company's Common Stock within the meaning of this rule.

Schedule 13E-3

  2.
  Rule 13e-3 requires that each affiliate engaged in a going private transaction file a Schedule 13E-3 and furnish the required disclosures. Please advise us why you believe that Credit Suisse First Boston Equity Partners ("CSFB"), Timothy Leuliette, Jeffrey Stafeil, Thomas Amato, RHJI, Ripplewood, Asahi Tec Corporation, Argon Acquisition Corp., Masco, Daimler Chrysler, and each party to the stockholder agreement are not affiliates engaged in the going private transaction. Please refer to Section III of Release No. 34-17719 and Section II.D.3 of our Current Issues and Rulemaking Projects Outline dated November 14, 2000 for additional guidance. Alternatively, revise to include each person as a filing person on the Schedule 13E-3.

    Please note that each new filing person must individually comply with the filing, dissemination and disclosure requirements of Schedule 13E-3. Therefore, you will need to revise the disclosure to include all of the information required by Schedule 13E-3 and its instructions for any filing person added in response to this comment. For example, include a statement as to whether the person believes the Rule 13e-3 transaction to be fair to unaffiliated security holders and an analysis of the material factors upon which they relied in reaching such a conclusion. Refer to Item 8 of Schedule 13E-3, Item 1014 of Regulation M-A and Question and Answer No. 5 of Exchange Act Release No. 34-17719 (April 13, 1981).

        Response:    There are several categories of persons referred to in this comment: 1) management; 2) existing stockholders of Metaldyne; and 3) the acquiror and persons affiliated with the acquiror. For purposes of this response, we discuss them in accordance with these categories. Under Rule 13e-3(d), only the issuer and its affiliates who are engaging in a Rule 13e-3 transaction are required to file a Schedule 13E-3 with the SEC. Whether a person is an affiliate of an issuer and whether it is deemed to be engaged with the issuer in a Rule 13e-3 transaction depend on the relevant facts and circumstances of the particular transaction.

        Management.    While we think there are substantial questions concerning whether any or all of the three identified members of management should be viewed as affiliates of the Company who are engaging in a going private transaction, each of the three members of management, Timothy Leuliette, Jeffrey Stafeil and Thomas Amato, have informed us that they are willing to file a Schedule 13e-3 and make the required disclosures. The filing now reflects this.

        Existing Stockholders.    We do not believe that the existing stockholders of Metaldyne named in the comment are affiliates of the Company who are engaging in a going private transaction and, therefore, we do not believe that they should be filing persons on the Schedule 13E-3. Heartland, which has been included as a filing person on the Schedule 13E-3, owns over 50% of the Company's common stock and, therefore, has control of the Company to the exclusion of other persons with respect to this transaction. Heartland is not itself controlled by or under common control with the other persons named in the comment. Despite the common stock ownership levels of CSFB and Masco, the "cash out" Merger—the "going private" element of the transaction—could have been effected without their participation under the applicable merger statute, given Heartland's majority common stock ownership. We also note that no employee, officer or affiliate of CSFB or Masco served as a director at the time that the going private transaction was approved by the Board. As to DaimlerChrylser, it is not an owner of the Company's common stock at all. It is an owner of preferred stock, which has no voting rights, as opposed to contractual rights related to the value that it receives.

        As such, we do not believe that existing stockholders other than Heartland are "affiliates" of the Company as defined in Rule 13e-3 because they do not control, are not controlled by and are not under common control with the Company and, to the extent any of them may be considered to be "affiliates", they are not engaging in a Rule 13e-3 transaction within the meaning of the rule.

        We also wish to note that because CSFB and Masco are securityholders of the Company and the Company is a filing person, substantial disclosure regarding their security ownership in the Company and material transactions with the Company is already fully disclosed in the Statement and the Schedule 13E-3. We do not believe that naming the additional persons as filing persons in the Schedule 13E-3 would substantially impact the quality of the disclosure to the Company's unaffiliated stockholders.

        Asahi Related Persons.    With respect to RHJI, Asahi Tec and Argon Acquisition Corp., they have not had and will not have a control relationship with the Company prior to effectiveness of the Merger and, therefore, are not affiliates of the Company. Nor do we believe that they may be considered affiliates of the Company by reason of any of their contractual relationships entered into in connection with the Merger. Although, in some situations, purchasers may also be affiliates of an issuer engaged in a Rule 13e-3 transaction, that is not in fact the case here. With respect to Ripplewood, we have been advised by Asahi Tec that Ripplewood is not the parent company of RHJI; Ripplewood does not directly or indirectly hold any shares of RHJI; and there is no corporate law-based relationship between Ripplewood and RHJI (please note the response to the Staff's comment 28 below). Accordingly, we have been advised that Ripplewood has not been engaged in this transaction.

Item 8(d) Unaffiliated Representative

  3.
  Please direct us to the specific area in your disclosure that discusses whether or not a majority of directors who are not employees has retained an unaffiliated representative to act solely on behalf of unaffiliated security holders for purposes of negotiating the terms of the transaction or preparing a report concerning the fairness of the transaction. Otherwise, please revise to provide this disclosure.

        Response:    The disclosure in the Statement has been revised in response to the Staff's comment. Please see pages 29 to 31 of the Statement under "The Merger—Special Factors—Reasons for the Merger." Please note that there has been no trading market for the Company's Common Stock since 2000 and the board believes that the transaction represents the best available opportunity for the minority stockholders to receive cash for the otherwise illiquid value of their shares.

Item 16. Exhibits

  4.
  Please file the "stockholders agreement" and the "stock purchase agreements" as exhibits. Refer to Item 1016(d) of Regulation M-A.

        Response:    To expedite matters, Asahi Tec has given the Company permission to include these agreements as exhibits and we have done so in this filing, although we do not believe that they are required to be filed under Item 1016(d) of Regulation M-A because they are not agreements between the filing person and any other person "with respect to any securities of the subject company", as opposed to agreements relating to the reinvestment of proceeds in Asahi Tec securities and transfers thereof.

Schedules 14A and 14C

General

  5.
  Please provide an analysis explaining why the signing, at a minimum, of the stock purchase agreements did not constitute registerable events under Section 5 of the Exchange Act for Asahi Tec. Please note that Section 5 governs offers and sales of securities, not issuances.

        Response:    We have been advised by counsel to Asahi Tec that the signing of the Stock Purchase Agreements and the related offering of Asahi Tec equity securities qualifies for the exemption from registration provided by Section 4(2) of the Securities Act and Rule 506 of Regulation D under the Securities Act because (a) there was a limited number of purchasers, (b) all of such purchasers were accredited investors and were financially sophisticated, (c) such purchasers had access to, and received, disclosure concerning Asahi Tec and the Merger and (d) the Stock Purchase Agreements were made available to the purchasers without any general solicitation or general advertising. We concur with their view.

  6.
  We note that you have already achieved the necessary shareholder approval for the merger transaction. Please provide a supplemental analysis explaining what exemption from the proxy rules was relied upon when soliciting shareholders.

        Response:    We believe that the exemption in Rule 14a-2(b)(2) under the Exchange Act applies to the request for written consents discussed below. In each case, Asahi Tec requested written consents from the below-referenced persons, who represented fewer than ten voting entities or persons holding the voting rights for the shares for which consents were requested. As disclosed in the Statement, following the signing of the original Merger Agreement on August 31, 2006 and, again, following the signing of the Amended and Restated Merger Agreement on November 27, 2006, at the request of Asahi Tec, certain Company Common Stockholders (Heartland, the CSFB Private Equity Funds and Mr. Amato on August 31, 2006 and again on November 27, 2006) executed and delivered to the Company written consents approving the Merger and adopting the original Merger Agreement and the Amended and Restated Merger Agreement, respectively. Their written consents represented sufficient voting power to approve the Merger and adopt the original Merger Agreement and the Amended and Restated Merger Agreement at the respective times.

  7.
  Please revise to indicate that the information statement/proxy statement and form of proxy card are preliminary copies. Refer to Rule 14a-6(e)(1) and Rule 14c-5(d).

        Response:    The disclosure in the Statement has been revised in response to the Staff's comment. Please see the cover page of the Statement.

  8.
  Please provide the legend required by Rule 13e-3(e)(1)(iii).

        Response:    The disclosure in the Statement has been revised in response to the Staff's comment. Please see the letter to stockholders contained at the beginning of the Statement.

  9.
  Please update all pertinent sections of your disclosure to reflect the lockup agreement that a majority of the 11% senior subordinated note-holders entered into on October 12, 2006, and discuss in details the implications to the merger.

        Response:    The disclosure in the Statement has been revised in response to the Staff's comment. Please note that, per the Company's recent disclosures on Current Reports on Form 8-K and at pages 21 to 25 of the Statement under "The Merger—Special Factors—Background of the Merger," there have been significant developments with noteholders and detailed disclosure has been provided concerning the implications of the lock-up and the noteholders' organization into committees.

  10.
  Please update all pertinent sections of your disclosure to reflect the recent appointment of Tom Chambers as President and Chief Operating Officer.

        Response:    The disclosure in the Statement has been revised in response to the Staff's comment. Please see page 89 of the Statement under "Certain Information Regarding Metaldyne, Its Security Holders and Management—Compensation of Executive Officers."

Information Statement/Proxy Statement

  11.
  In your letter to stockholders, your summary term sheet and elsewhere as appropriate, identify all principal company stockholders and parties to the stockholder agreement in the letter to shareholders.

        Response:    The names of the relevant principal company stockholders have been disclosed in the Statement where material. Otherwise, they are passive investors with no apparent separately distinguishable material interests in the transactions. Since the Asahi Tec Shareholders Agreement relates to securities of Asahi Tec in which the principal company stockholders will reinvest and only takes effect if and when the Merger is consummated, we do not think that this is among the material facts deserving prominence or requiring disclosure in the Statement beyond the current statements. Since we are filing the Asahi Tec Shareholders Agreement as an exhibit, the names of the signatories will be available to interested persons.

  12.
  In the second bullet point of the letter to shareholders, and throughout the document where discussing the Executive Payments, please quantify the amounts to be paid to each executive.

        Response:    The disclosure in the Statement has been revised in response to the Staff's comment. Please see the second bullet point of the letter to stockholders, page 5 of the Statement under "Summary Term Sheet—Other Matters—Executive Payments" and page 82 of the Statement under "Matters for Which Written Consent Is Being Solicited—Approval of Certain Payments to Executive Officers (Proposal 1)." The employment agreements encompass three categories of payments: transaction bonuses to be paid upon the closing of the Merger, compensation to be paid for the performance of services subsequent to the Merger and severance payments to be paid if the executive is terminated under certain circumstances within a specified period of time after the Merger. Quantitative details have been provided where feasible.

  13.
  On the second page of your letter to shareholders you state that "principal company stockholders" represent approximately 97% of the outstanding Common Stock. Please clarify whether all principal company stockholders have agreed to vote in favor of the proposals 2 and 3. If so, please state this.

        Response:    The disclosure in the Statement has been revised in response to the Staff's comment. Please see pages 5 and 6 of the Statement under "Summary Term Sheet—Executive Payments" and "Summary Term Sheet—Charter Amendment."

Summary Term Sheet, page 1

  14.
  Please revise the summary term sheet so that it appears in bullet point format. The summary term sheet must briefly describe in bullet point format the most material terms of the proposed transaction. Refer to Item 1001 of Regulation M-A. Currently, your disclosure is too dense and does not focus on the most material terms of the new transaction. For further guidance, refer to Section II.F.2.a of SEC Release No. 33-7760.

        Response:    The disclosure in the Statement has been revised in response to the Staff's comment to employ a bullet format and we have significantly reduced the disclosure to the material terms. Please see page 1 of the Statement under "Summary Term Sheet."

  15.
  Revise the introductory paragraph to reflect that the Summary Term Sheet highlights the material aspects of the transaction, not just "a summary of information."

        Response:    The disclosure in the Statement has been revised in response to the Staff's comment. Please see page 1 of the Statement under "Summary Term Sheet."

  16.
  Please revise to remove your statement that the summary is qualified "in its entirety" by the more detailed information elsewhere in the Information Statement/Proxy Statement. This implies that you are not discussing the most material points in this section. Please also revise to remove this phrase from your introductory paragraph on page 53.

        Response:    The disclosure in the Statement has been revised in response to the Staff's comment. Please see page 1 of the Statement under "Summary Term Sheet" and page 61 of the Statement under "The Merger—The Merger Agreement."

  17.
  Please include in the proxy statement a disclosure identifying the persons filing the Schedule 13E-3 in connection with the merger. Currently this information appears only on the second page of the Schedule 13E-3, however, this information must also be disclosed in the material distributed to stockholders.

        Response:    The disclosure in the Statement has been revised in response to the Staff's comment to identify the filing persons at page 1 of the Statement under "Summary Term Sheet."

  18.
  Please consider providing a diagram to illustrate the transaction, including the spin off of TriMas Corporation.

        Response:    We have added a diagram at page 6 of the Statement under "Summary Term Sheet" that we think is sufficient to illustrate the material aspects of the transaction, including the TriMas distribution.

Merger Consideration, page 2

  19.
  Please disclose in this section the consideration payable to option holders in connection with the merger. Please also disclose the approximate amount of the total consideration to be paid.

        Response:    The disclosure in the Statement has been revised to disclose the approximate amount of the total consideration in response to the Staff's comment at page 1 of the Statement under "Summary Term Sheet—The Merger—The Merger Consideration." With respect to the consideration payable to option holders, no consideration is expected to be payable to option holders. The options are so far out of the money as to make it remote that there would be a payment. The only factors which could result in a payment to option holders would be a very large merger consideration adjustment in combination with an option exercise price adjustment required to be made in connection with the TriMas distribution. The Company's analyses of these factors indicate that it is virtually impossible for there to be an adjustment resulting in a payment to option holders. Thus, disclosure of any amount payable to option holders would be speculative as it would depend upon future developments and the exercise price of each option (which varies by person), and it would be potentially misleading as no amount is expected to be paid. Accordingly, we believe that the textual disclosures remain accurate on page 8 of the Statement under "Questions and Answers About the Consent Solicitation" and elsewhere in the Statement.

Conditions of the Merger, page 3

  20.
  We note from the last paragraph of this section on page 4 the ongoing discussions you are having with Asahi Tec. Please provide any updates related to your discussions regarding the tender offer for your senior subordinated notes and confirm that you will continue to update your disclosure when there are any material developments.

        Response:    The disclosure in the Statement has been revised in response to the Staff's comments. Please note that, per the Company's recent disclosures on Current Reports on Form 8-K and at pages 21 to 25 of the Statement under "The Merger—Special Factors—Background of the Merger," there have been significant developments with noteholders and detailed disclosure has been provided concerning the results of these discussions. The Company confirms that it will continue to update its disclosure when there are any material developments regarding these matters.

Material U.S. Federal Income Tax Considerations, page 4

  21.
  Revise to clarify that the discussion later in the document addresses the material tax consequences as opposed to "certain" tax consequences.

        Response:    The disclosure in the Statement has been revised in response to the Staff's comment. Please see page 2 of the Statement under "Summary Term Sheet—The Merger—Material U.S. Federal Income Tax Consequences."

Interest of Our Controlling Stockholder and Certain of Our Directors and Executive Officers in the Merger, page 6

  22.
  We recommend revising this section to disclose here the ownership percentages of each filing person.

        Response:    The disclosure in the Statement has been revised in response to the Staff's comment at page 4 of the Statement under "Summary Term Sheet—The Merger—Interested Persons" and at pages 89 to 91 of the Statement under "Certain Information Regarding Metaldyne, Its Security Holders and Management—Security Ownership of Management and Certain Beneficial Owners." As discussed above in response to comment 2, the only filing persons apart from the Company are Heartland and the three members of management.

Special Note Regarding Forward-Looking Statements, page 12

  23.
  Please relocate this section and the "Other Available Information" section so that they appear at some point after your "Special Factors" section. Items 7, 8 and 9 of Schedule 13E-3 should appear in the "Special Factors" section at the beginning of the proxy statement immediately following the summary term sheet. See Rule 13e-3(e)(1)(ii).

        Response:    The disclosure in the Statement has been revised in response to the Staff's comment.

  24.
  We note your statement that you undertake no obligation to update information. Please either delete this statement or revise to clarify why you believe the statement is consistent with your Rule 14a-9 obligation. Please make similar revisions in the second paragraph of your "Other Available Information" section.

        Response:    This statement has been deleted.

Special Factors, page 15 Background of the Merger, page 15

  25.
  Please expand your disclosure throughout this section to provide greater details and quantify where appropriate. For example, consider quantifying and explaining in greater detail your high leverage, margin pressures and capital constraints as well as the continued accretion of dividends on your preferred stock. Finally, please expand your disclosure to provide a better understanding of the impact to you of the Dana Corporation bankruptcy filing, and what related ongoing concerns exist.

        Response:    The disclosure in the Statement has been revised in response to the Staff's comment with informative details and quantifications of certain matters as well as a disclosure concerning the Dana filing. Please note that the Dana filing was intended as an indicative example of risks the Company faces. In this specific situation, as prior filings of the Company report, the Company was able to negotiate a relatively favorable settlement of its claim. We have not discussed this as there are no ongoing concerns specific to Dana. However, it is important to note that bankruptcy in the context of risks that were relevant to the Board.

  26.
  Please provide a reasonably detailed description of the "extensive materials" referenced on page 15 that you prepared with the assistance of an investment banking firm to pursue a business combination beginning in early 2004. Also, provide greater detail about the "significant discussions" you had with three major investment banking firms from late 2003 through September 2005 related to possible merger partners or buyers.

        Response:    The disclosure in the Statement has been revised in response to the Staff's comment at page 12 of the Statement.

  27.
  Please identify who first proposed the possibility of going private and when this occurred.

        Response:    As discussed in "The Merger—Special Factors—Background of the Merger," the Merger was originally conceived of as a stock-for-stock merger, which would not have been a "going-private" transaction. Then on February 1, 2006, representatives of RHJI indicated that there were legal prohibitions on a stock-for-stock merger under Japanese corporate law and that Asahi Tec had determined that it was unwilling to engage in a registered offering in the United States and to become a U.S. reporting company. It proposed, instead, that the transaction be structured as a cash merger with holders owning approximately 97% of the outstanding shares of Company Common Stock being required to reinvest the merger proceeds in Asahi Tec Common Stock. Discussions concerning the implementation of this approach continued for some period of time. It was this change that turned the transaction into a "going-private" transaction within the Commission's rules, although the ultimate structure of the transaction in this regard was not determined until shortly before execution of the original Merger Agreement on August 31, 2006.

  28.
  We note from your disclosure on page 16 that you first meet with Lazard in September 2005. Please revise to clarify who initiated this contact or negotiation. Please also revise to clarify who Ripplewood is and why Lazard suggested that you meet.

        Response:    We have been advised by Asahi Tec that Ripplewood is not in fact the parent company of RHJI; Ripplewood does not directly or indirectly hold any shares in RHJI; and there is no corporate law-based relationship between Ripplewood and RHJI. No meetings occurred between the Company and Ripplewood or its representatives. The disclosure in the Statement has been revised beginning on page 13 to clarify that the Company had met with RHJI.

  29.
  Each presentation, discussion, or report held with or presented by an outside party that is materially related to the Rule 13e-3 transaction, whether oral or written, is a separate report that requires a reasonably detailed description meeting the requirements of Item 1015 of Regulation M-A. This requirement applies to both preliminary and final reports. Revise to summarize any and all presentations made by Lazard during your evaluation of the transaction and file any written materials, such as any board books, as exhibits to the Schedule 13E-3 pursuant to Item 9 of Schedule 13E-3 and Item 1016(c) of Regulation M-A. Among other items, the written materials required to be filed could include analyses, talking papers, drafts, summaries or outlines.

        Response:    We have filed as an exhibit to the Schedule 13E-3 the board book related to the presentation made by Lazard to the Company's board of directors in connection with the board's approval of the Merger on November 26, 2006. Lazard has informed us that this board book adequately and accurately summarizes the analyses conducted by Lazard in connection with the fairness opinion that it delivered on November 26, 2006. The analyses contained in the board book are consistent with the earlier discussions held between Lazard and the Company as described in the Statement under "The Merger—Special Factors—Background of the Merger." Lazard has informed us that all material discussions between Lazard and the Company's board pertaining to the fairness of the Merger are reflected in the board book and in the disclosures in the Statement.

  30.
  We note in your first paragraph following the bullet points on page 17 that you suggested some refinements to the assumptions made by Lazard. Please revise to disclose your suggested refinements, to explain why the refinements were necessary, and to clarify whether these were the same ones discussed by Lazard during the subsequent conference call on December 5, 2005 with RHJI. If the refinements discussed on the conference call were different or represented only a select number of the refinements, please discuss.

        Response:    Following discussions with the Company, we have been informed that the refinements did not impact the substance of any of the assumptions. Accordingly, the referenced language has been deleted from the Statement.

  31.
  We note the visit to Japan from January 21 through 27 in 2006. Please revise to disclose the substance of any discussions, negotiations, or meetings that took place during this visit.

        Response:    The disclosure in the Statement has been revised in response to the Staff's comment. Please see page 15 of the Statement under "The Merger—Special Factors—Background of the Merger."

  32.
  Please clarify your disclosure related to the telephone meeting on January 31, 2006 to identify the "advisors" you were authorized to retain. Also identify the Japanese advisors you engaged in late January to evaluate the potential transaction.

        Response:    The disclosure in the Statement has been revised in response to the Staff's comment. Please see page 15 of the Statement under "The Merger—Special Factors—Background of the Merger."

  33.
  We note that at your meeting on February 1, 2006, RHJI indicated that there were significant legal issues with a stock-for-stock merger under Japanese corporate law, along with significant U.S. and Japanese securities law issues. Please revise to disclose the legal issues identified during this meeting and provide details regarding the discussion of these issues and how they served as an impediment to a stock-for-stock merger.

        Response:    The disclosure in the Statement has been revised in response to the Staff's comment. Please see page 15 of the Statement under "The Merger—Special Factors—Background of the Merger."

  34.
  Please expand your disclosure relative to the due diligence and presentations conducted in Japan in late February of 2006.

        Response:    The disclosure in the Statement has been revised in response to the Staff's comment. Please see page 16 of the Statement under "The Merger—Special Factors—Background of the Merger."

  35.
  In regards to your meetings with Japanese financial institutions during the third week in March, please clarify whether the state of the North American automotive industry was the principal reason for all five of the institutions that declined to provide financing. Please also identify the other reasons that were given.

        Response:    The disclosure in the Statement has been revised in response to the Staff's comment. Please see page 16 of the Statement under "The Merger—Special Factors—Background of the Merger."

  36.
  Please revise to disclose the Japanese and U.S. securities law and timing considerations referenced in the first bullet point on page 20 in relation to the 3% minority stockholders ability to received Asahi Tec common stock in lieu of cash.

        Response:    The disclosure in the Statement has been revised in response to the Staff's comment. Please see page 17 of the Statement under "The Merger—Special Factors—Background of the Merger."

  37.
  Please expand your disclosure related to the June 19, 2006 board meeting, during which you reviewed in detail "important considerations that could influence" the Merger evaluation and identify the reasons put forth for continuing to pursue the merger.

        Response:    The disclosure in the Statement has been revised in response to the Staff's comment at page 18 of the Statement.

Reasons for the Merger, page 24

  38.
  Revise the first paragraph to clarify that all material reasons for engaging in the transaction are discussed.

        Response:    The disclosure in the Statement has been revised in response to the Staff's comment at page 26 of the Statement.

  39.
  The disclosure should not just address why the board recommended the transaction, but should also address the reasons for undertaking a transaction at all.

        Response:    The disclosure in the Statement has been revised in response to the Staff's comment at pages 26 to 28 of the Statement.

  40.
  In addition, you should include separate disclosure clearly identifying all the alternatives that were considered by the board and why such alternatives were rejected.

        Response:    The disclosure in the Statement has been supplemented in response to the Staff's comment to include this disclosure at pages 26 to 28 of the Statement.

  41.
  Please also provide expanded disclosure to show how the bulleted reasons support the merger as it is structured in its current form and why the merger was undertaken at this particular time. Refer to item 1013(c) of Regulation M-A and Instruction 1 to Item 1013 of Regulation M-A. The following list contains examples of disclosure which should enhanced:

  •
  The board should expand upon the second bullet point on page 24 to identify the challenges expected and how they factored in to their recommendation of the merger;

  •
  The board should expand upon the third bullet point on page 24 to quantify, to the extent possible, the high degree of leverage, the impact from increases in raw material and energy costs, the high customer concentration, and liquidity challenges;

  •
  The board should expand upon the fifth bullet point on page 24 to provide insight into the "great complexities" in your capital structure and the challenges you face from these;

  •
  The board should expand upon the third bullet point on page 26 to quantify, to the extent possible, the additional value of the TriMas shares;

  •
  Please revise to modify the fourth bullet point on page 26 to clarify that there was only one disinterested member of the board.

        Response:    We have expanded the disclosures for which examples were provided, as well as other disclosures, to be responsive to the Staff's comment.

        With respect to quantifying the value of the TriMas shares, Metaldyne does not believe it is appropriate to disseminate quantitative or projected values for TriMas as a third party and the Board did not specifically consider a numerical value for TriMas in deliberating over the fairness of the Merger as opposed to considering that it was value being distributed to Metaldyne stockholders because Asahi Tec was unwilling to purchase it. In addition, Metaldyne is not in a position to value TriMas at this time; and would require a third party valuation expert.

  42.
  Please expand the bullets in this section to state how the point supports or does not support a finding of fairness. It is insufficient to list factors in your decision without explaining their significance.

        Response:    We have reorganized some of the bullets and added some language to make the significance of certain items clearer or more complete, but, in general, we think the organization of this section clearly delineates which items supports or does not support the finding of fairness since the items are grouped in this manner. Please see, for example, the introduction to the bullets at pages 26 and 29 of the Statement under "The Merger—Special Factors—Reasons for the Merger." Moreover, in some instances, we have expanded disclosure of a point. These items have been carefully reviewed by the Board and accurately reflects their deliberations.

Position of Our Board of Directors

  43.
  Please provide separate disclosure addressing whether each filing person found the transaction to be procedurally and substantively fair to unaffiliated holders and an analysis of the material factors upon which each relied in reaching such a conclusion. Refer to Item 8 to Schedule 13E-3 and Q & A No. 5 of Exchange Act Release No. 34-17719 (April 13, 1981). In that regard, it appears that you may be attempting to rely on your disclosure in the "Reasons for the Merger" section to satisfy this disclosure obligation. Please note that that Item 1013 requires disclosure regarding why each filing person is engaging in the transaction while Item 1014 requires a discussion as to whether the transaction is fair to unaffiliated holders. While there may be some overlap in these discussions, you should separately address each.

        Response:    We have provided separate disclosure as to each person that is now a filing person and we have addressed each of Items 1013 and 1014 at pages 36 and 37 of the Statement under "The Merger—Special Factors—Position of Our Board of Directors", "The Merger—Special Factors—Position of Heartland" and "The Merger—Special Factors—Position of Certain Executive Officers". The referenced factors have been specifically reviewed with each filing person and each person has confirmed the accuracy of the referenced matters.

  44.
  If one party relied on the analysis of another, such as the financial advisor, to fulfill its Item 1014 of Regulation M-A disclosure obligation, the relying party must expressly adopt the conclusion and analyses of the party that performed the Item 1014(b) analysis. For instance, if the board is relying on the analyses and conclusions of Lazard, the board must expressly adopt the analyses and conclusions of Lazard.

        Response:    The disclosure in the Statement has been revised to disclose the express adoption of the analyses and conclusions of Lazard at page 37 of the Statement under "The Merger—Special Factors—Position of Our Board of Directors", "The Merger—Special Factors—Position of Heartland" and "The Merger—Special Factors—Position of Certain Executive Officers".

  45.
  Generally, all of the factors outlined in Instruction 2 to Item 1014 are considered relevant in assessing the fairness of the consideration to be received in a going-private transaction. To the extent any of the listed factors was not deemed relevant in the context of this transaction this in itself may be an important part of the decision-making process that should be explained for stockholders. See Q&A in SEC Release No. 34-17719 (April 13, 1981). Please expand your disclosure accordingly. For instance, we note in your "Reasons for the Merger" section you make reference to the "net book value" without providing sufficient disclosure explaining why the board did not consider it.

        Response:    We have reviewed the factors in Instruction 2 and expanded our disclosure accordingly as to why listed factors were not deemed relevant, as appropriate, and expanded the disclosure concerning net book value. All relevant factors are discussed or, if not relevant, the reason for their irrelevance is discussed, with the exception of items that are clearly inapplicable (i.e., sales of stock within the last 2 years since, as Item 2(f) of the Company's Schedule 13e-3 discloses, there were no such sales).

  46.
  Revise the fairness discussion to disclose why the board reached the conclusion that the transaction is procedurally fair absent the procedural safeguard of Item 1014(c)-(e) of Regulation M-A. For instance, given that the majority vote of unaffiliated shareholders is not required for approval, please discuss the basis of the board's belief that the merger is fair to unaffiliated shareholders despite the lack of this procedural safeguard. Refer to Answer to Question 21 of Release No. 34-17719 for additional guidance.

        Response:    The disclosure in the Statement has been revised in response to the Staff's comment. Please see page 30 of the Statement under "The Merger—Special Factors—Reasons for the Merger."

Opinion of Lazard Frères & Co. LLC, page 28

  47.
  Please expand your summary of the valuation report to include a more detailed summary of procedures followed, assumptions made and limitations imposed. See Item 1015(b)(5) of Regulation M-A. Provide a summary of the instructions given to the advisor by the Board regarding the preparation of its report.

        Response:    The disclosure in the Statement has been revised. Lazard has advised us that the seven paragraphs beginning with the third paragraph under "The Merger—Special Factors—Opinion of Lazard Frères & Co. LLC" on page 32 of the Statement provide such a detailed summary, as does Lazard's opinion which is attached to the Statement as Annex B (and to which the reader is directed).

  48.
  Please revise the last bullet point on page 29 to disclose what other financial studies, analyses, and investigations were conducted by Lazard.

        Response:    The disclosure in the Statement has been revised in response to the Staff's comment. Please see page 33 of the Statement under "The Merger—Special Factors—Opinion of Lazard Frères & Co. LLC."

Miscellaneous, Page 32

  49.
  Please revise the first paragraph on page 33 related to the possible increase or decrease to Lazard's fee to detail the factors that will be used to determine such adjustments and to explain the possible amounts of such adjustments, Refer to Item 1015(b)(4) of Regulation M-A. In addition, revise to discuss any relationship between the company and Lazard during the preceding two years including quantification of any consideration paid to Lazard as a result of any such relationship.

        Response:    The disclosure in the Statement has been revised in response to the Staff's comment. Please see page 36 of the Statement under "The Merger—Special Factors—Opinion of Lazard Frères & Co. LLC."

Purposes, Reasons and Plans for Metaldyne After the Merger, page 33

  50.
  Please identify all purposes for the merger for each filing person. Refer to Item 1013(a) of Regulation M-A. In addition, we note that your disclosure in response to Item 7(a) of your Schedule 13E-3 does not incorporate this section. Please revise.

        Response:    The disclosure in the Statement has been revised in response to the Staff's comment. Please see pages 37–39 of the Statement under "The Merger—Special Factors—Purposes, Reasons and Plans for Metaldyne After the Merger."

  51.
  Please note that the first sentence of the third paragraph refers to the "above reasons." Please revise to differentiate between the reasons for the structure of the merger and purposes for the merger.

        Response:    The disclosure in the Statement has been revised in response to the Staff's comment. Please see page 38 of the Statement under "The Merger—Special Factors—Purposes, Reasons and Plans for Metaldyne After the Merger."

Certain Effects of the Merger; Interests of Certain Persons in the Merger. page 34

  52.
  Please revise the first paragraph of page 35 to disclose the exact number of shareholders that beneficially hold approximately 97% of your outstanding shares.

        Response:    The disclosure in the Statement has been revised in response to the Staff's comment. Please see page 40 of the Statement under "The Merger—Special Factors—Certain Effects of the Merger; Interests of Certain Persons in the Merger."

  53.
  Revise your discussion of each affiliates' interest in the net book value and net earnings to discuss each principal company stockholder individually. Refer to Instruction 3 to Item 1013 of Regulation M-A. Further, expand your disclosure to discuss the tax consequences to each filing person. Refer to Item 1013(d) of Regulation M-A.

        Response:    As indicated in our response to comment 2, the interest in the net book value and net loss has been disclosed and has been provided as to each filing person. We do not believe it to be meaningful or valuable disclosure to address each principal company stockholder individually. We have revised the disclosure in the Statement concerning tax consequences in response to the Staff's comment. The disclosure on page 42 of the Statement explains that the tax consequences are complicated and refers investors to the detailed discussion of tax consequences in "The Merger—Special Factors—Material U.S. Federal Income Tax Consequences" beginning on page 46 of the Statement.

  54.
  We note your disclosure of net losses on page 39. Disclose, if true, that filing persons maintaining an interest in the company will benefit from the Asahi Tec's future use of operating loss carryforwards. Quantify this benefit to the extent practicable. Refer to Instruction 2 to Item 1013 of Regulation M-A.

        Response:    The disclosure in the Statement has been revised in response to the Staff's comment. Please see page 45 of the Statement under "The Merger—Special Factors—Certain Effects of the Merger; Interests of Certain Persons in the Merger." The net losses referred to in this section are losses for financial reporting purposes and not for income tax purposes. A separate heading has been added to disclose the limitations that will apply to Metaldyne's future use of its net operating loss carryforwards for tax purposes at "The Merger—Special Factors—Certain Effects of the Merger, Interests of Certain Persons in the Merger—Limitations on Metaldyne's Future Utilization Of Its Tax Losses" beginning on page 45. The specific benefit to any filing person maintaining an interest in the Company cannot be quantified as it is highly speculative. The tax benefits would not pass through to any such filing person—it would merely be reflected in the Company's performance and, possibly, in Asahi Tec's stock price. The timing of utilization and limits on the benefits, together with the impact on consolidated Asahi performance and the reaction of the Asahi stock thereto cannot be meaningfully quantified.

Material U.S. Federal Income Tax Consequences, page 40

  55.
  Revise the discussion under the header "U.S. holders who Reinvest in Common Stock of Asahi Tec" to clarify that the nature of the uncertainty in greater detail.

        Response:    The disclosure in the Statement has been revised in response to the Staff's comment. Please see page 47 of the Statement under "Special Factors—Material U.S. Federal Income Tax Consequences."

Selected Financial Data, page 80

  56.
  We note that you have not provided any pro forma data giving effect to the merger because the consideration consists solely of cash and only Asahi Tec will own the stock. We believe that pro forma data giving effect to the merger would be material to the 3% minority shareholder's decision as to whether to buy Asahi Tec shares in the open market, which you reference as an option if they wished to participate in the possible future growth in your operations. Please revise or advise why you believe this is not material.

        Response:    Pro forma financial statements concerning the Company do not address any matters pertaining to an investment in Asahi Tec and the transaction does not involve any suggestion or recommendation that 3% minority stockholders invest in shares of Asahi Tec. It was merely a factor in some of the Board's deliberations and a matter noted in commenting on continuing interests in the

Company. The disclosure has been clarified to make this very clear at page 38 of the Statement under "The Merger—Special Factors—Purposes, Reasons and Plans for Metaldyne After the Merger." As to pro forma financial statements for Asahi Tec, Asahi Tec has informed us that it will comply with the Japanese disclosure requirements to which it is subject. Asahi Tec does not plan to conduct an offering of its stock in the United States at this time and any person wishing to invest in Asahi Tec stock may seek information in Asahi Tec's home jurisdiction prepared in accordance with local requirements. In any event, we do not believe pro forma financial information to be material information in the context of the Information Statement. In addition, please note the response to Staff's comment 5 above which addresses the access to information of those persons who are parties to Stock Purchase Agreements.

Annex A

  57.
  Please file your entire Agreement and Plan of Merger to include the exhibits you reference in the agreement.

        Response:    The Amended and Restated Merger Agreement with Exhibits has been filed in response to the Staff's comment. Please see Annex A.

Annex B

  58.
  We note that on page B-2 the opinion indicates that Lazard's opinion is "solely for the benefit of the Company's Board of Directors..." Revise the transaction statement and opinion to make clear, if true, that unaffiliated security holders may rely upon the materials when making their evaluation. Alternatively, revise to include the basis for the advisor's belief that shareholders cannot rely on its opinion, including (but not limited to) whether the advisor intends to assert the substance of the disclaimer as a defense to shareholder claims that might be brought against it under applicable state law; whether the governing state law has addressed the availability of such a defense to the advisor in connection with any such shareholder claim; if not, a statement must be added that the issue necessarily would have to be resolved by a court of competent jurisdiction; and that the availability or non-availability of such a defense will have no effect on the rights and responsibilities of the board of directors under governing state law, or the rights and responsibilities of the board or the advisor under the federal securities laws. See our website, www.sec.gov, for further guidance under the Division of Corporation Finance's Current Issues Outline at section II.D.1.

        Response:    The opinion includes language to address the Staff's comment. Please see Annex B.

        The undersigned, on behalf of Metaldyne, Heartland Timothy Leuliette, Jeffrey Stafeil and Thomas Amato (collectively the "Filing Persons"), hereby acknowledge that:

  •
  the Filing Persons are responsible for the adequacy and accuracy of the disclosure in the filings;

  •
  staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filings; and

  •
  the Filing Persons may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

        Comments or questions regarding any matters with respect to Amendments No. 1 to the Schedule 13E-3 and the Statement may be directed to either Les Duffy at (212) 701-3840 or the undersigned at (212) 701-3380.

Very truly yours,

/s/ JONATHAN A. SCHAFFZIN
Jonathan A. Schaffzin

Michael Pressman
Special Counsel
Office of Mergers & Acquisitions
Mail Stop 3651
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-3651

VIA EDGAR

cc:
John Stickel
Logan G. Robinson, Esq. (Metaldyne Corporation)
Daniel P. Tredwell (Heartland Industrial Partners, L.P.)
Timothy Leuliette
Jeffrey Stafeil
Thomas Amato
Les Duffy, Esq.